Pay vs Performance Disclosure	12 Months Ended
	Mar. 29, 2025 USD ($)	Mar. 30, 2024 USD ($)	Mar. 25, 2023 USD ($)	Mar. 26, 2022 USD ($)	Mar. 27, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	SCT Total to PEO (Forsyth)	Compensation Actually Paid to PEO (Forsyth)	SCT Total to PEO (Rhode)	Compensation Actually Paid to PEO (Rhode)	Average SCT Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income ($000s)	Company Selected Measure: Operating Profit Margin
							Company TSR	Peer Group TSR
(a)	(b)	(c)	(b')	(c')	(d)	(e)	(f)	(g)	(h)	(i)
2025	$9,852,387	$11,988,248	N/A	N/A	$2,392,223	$1,999,971	$161	$306	$331,507	26.5%
2024	$8,486,669	$2,874,121	N/A	N/A	$1,916,212	$747,734	$149	$348	$274,572	25.0%
2023	$8,393,825	$11,345,556	N/A	N/A	$2,393,470	$2,704,444	$171	$219	$176,703	24.9%
2022	$6,624,468	$6,333,653	N/A	N/A	$1,737,270	$1,433,114	$142	$243	$326,355	26.5%
2021	$3,835,080	$4,824,068	$2,158,910	$2,782,421	$1,676,775	$1,925,001	$134	$212	$217,344	22.4%

Company Selected Measure Name	Operating Profit Margin
Named Executive Officers, Footnote	The principal executive officers (PEOs) reflected in columns (b), (c), (b’), and (c’) are John M. Forsyth, our current Chief Executive Officer who was a PEO during all the fiscal years in the table, and Jason P. Rhode, our former Chief Executive Officer. Dr. Rhode was a PEO during fiscal year 2021 but not during fiscal years 2025, 2024, 2023, or 2022.The non-principal executive officer named executive officers (“NEOs”) reflected in columns (d) and (e) consist of the following individuals:
FY2025: Jeff Woolard, Ulf Habermann, Venk Nathamuni, Gregory S. Thomas, Carl J. Alberty, and Justin Dougherty
FY2024: Venk Nathamuni, Gregory S. Thomas, Jeffrey W. Baumgartner, and Justin Dougherty
FY2023: Venk Nathamuni, Thurman K. Case, Denise Grodé, Gregory S. Thomas, and Jeffrey W. Baumgartner
FY2022: Thurman K. Case, Gregory S. Thomas, Jeffrey W. Baumgartner, and Andy Brannan
FY2021: Thurman K. Case, Gregory S. Thomas, Jeffrey W. Baumgartner, and Jo-Dee M. Benson

Peer Group Issuers, Footnote	The “Peer Group TSR” of column (g) and within this Pay Versus Performance Disclosure corresponds to the Philadelphia Semiconductor Index (“PHLX Semiconductor”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended March 29, 2025. The comparison assumes $100 was invested in the Company and in the PHLX Semiconductor, respectively, for the period beginning after markets closed on last trading day before the earliest fiscal year in the table through the end of the noted fiscal year in the table.
PEO Total Compensation Amount	$ 9,852,387	$ 8,486,669	$ 8,393,825	$ 6,624,468
PEO Actually Paid Compensation Amount	$ 11,988,248	2,874,121	11,345,556	6,333,653
Adjustment To PEO Compensation, Footnote

Fiscal Year	Salary	Bonus	Non-Equity Incentive Plan Compensation	Stock and Option Award Compensation	Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Adjustments to Summary Compensation Table Total	Compensation Actually Paid
		(i)			(ii)		(iii)	(iv)
2025	$695,000	$—	$1,144,174	$8,000,222	$12,991	$9,852,387	$(8,000,222)	$10,136,083	$11,988,248
2024	$675,619	$—	$799,969	$7,000,214	$10,867	$8,486,669	$(7,000,214)	$1,387,666	$2,874,121
2023	$700,000	$—	$1,182,058	$6,500,117	$11,650	$8,393,825	$(6,500,117)	$9,451,848	$11,345,556
2022	$613,077	$—	$1,497,350	$4,500,031	$14,010	$6,624,468	$(4,500,031)	$4,209,216	$6,333,653
2021 (Forsyth)	$443,077	$—	$868,132	$2,509,489	$14,382	$3,835,080	$(2,509,489)	$3,498,477	$4,824,068
2021 (Rhode)	$692,308	$—	$1,457,042	$—	$9,560	$2,158,910	$—	$623,511	$2,782,421
PEO Equity Component of CAP

FY2025 (Forsyth)	Fair Value of Current Year Equity Awards at 3/29/2025	Change in Fair Value of Prior Year Unvested Equity Awards at 3/29/2025	Change in Fair Value of Prior Year Equity Awards that Vested in FY2025	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$2,541,585	$321,034	$198,586	$3,061,205
MSUs	$2,321,813	$1,284,103	$206,955	$3,812,871
PSUs	$2,541,585	$—	$—	$2,541,585
Options	$—	$401,184	$319,238	$720,422
Total	$7,404,983	$2,006,321	$724,779	$10,136,083

FY2024 (Forsyth)	Fair Value of Current Year Equity Awards at 3/30/2024	Change in Fair Value of Prior Year Unvested Equity Awards at 3/30/2024	Change in Fair Value of Prior Year Equity Awards that Vested in FY2024	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$2,316,407	$(497,902)	$(150,495)	$1,668,010
MSUs	$2,377,796	$(2,249,914)	$(941,081)	$(813,199)
Options	$2,202,990	$(873,957)	$(796,178)	$532,855
Total	$6,897,193	$(3,621,773)	$(1,887,754)	$1,387,666

FY2023 (Forsyth)	Fair Value of Current Year Equity Awards at 3/25/2023	Change in Fair Value of Prior Year Unvested Equity Awards at 3/25/2023	Change in Fair Value of Prior Year Equity Awards that Vested in FY2023	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$2,234,918	$523,074	$198,312	$2,956,304
MSUs	$2,412,067	$1,380,056	$(36,068)	$3,756,055
Options	$2,287,051	$566,644	$(114,206)	$2,739,489
Total	$6,934,036	$2,469,774	$48,038	$9,451,848

FY2022 (Forsyth)	Fair Value of Current Year Equity Awards at 3/26/2022	Change in Fair Value of Prior Year Unvested Equity Awards at 3/26/2022	Change in Fair Value of Prior Year Equity Awards that Vested in FY2022	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$1,494,764	$163,758	$(119,378)	$1,539,144
MSUs	$1,519,058	$(146,903)	$(244,199)	$1,127,956
Options	$1,482,061	$104,691	$(44,636)	$1,542,116
Total	$4,495,883	$121,546	$(408,213)	$4,209,216

FY2021 (Forsyth)	Fair Value of Current Year Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Unvested Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Equity Awards that Vested in FY2021	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$1,010,730	$742,157	$55,600	$1,808,487
MSUs	$742,965	$(344,986)	$—	$397,979
Options	$938,430	$293,886	$59,695	$1,292,011
Total	$2,692,125	$691,057	$115,295	$3,498,477

FY2021 (Rhode)	Fair Value of Current Year Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Unvested Equity Awards at 3/27/2021	Change in Fair Value of Prior Year Equity Awards that Vested in FY2021	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$—	$891,053	$173,750	$1,064,803
MSUs	$—	$(1,103,182)	$(625,600)	$(1,728,782)
Options	$—	$1,064,049	$223,441	$1,287,490
Total	$—	$851,920	$(228,409)	$623,511

Non-PEO NEO Average Total Compensation Amount	$ 2,392,223	1,916,212	2,393,470	1,737,270	$ 1,676,775
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,999,971	747,734	2,704,444	1,433,114	1,925,001
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	Salary	Bonus	Non-Equity Incentive Plan Compensation	Stock and Option Award Compensation	Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Adjustments to Summary Compensation Table Total	Compensation Actually Paid
		(i)			(ii)		(iii)	(iv)
2025	$326,044	$33,782	$305,850	$1,716,746	$9,801	$2,392,223	$(1,716,746)	$1,324,494	$1,999,971
2024	$445,017	$—	$325,674	$1,125,221	$20,300	$1,916,212	$(1,125,221)	$(43,257)	$747,734
2023	$400,929	$42,000	$422,520	$1,465,118	$62,902	$2,393,470	$(1,465,118)	$1,776,092	$2,704,444
2022	$408,257	$—	$712,785	$600,074	$16,155	$1,737,270	$(600,074)	$295,918	$1,433,114
2021	$380,249	$—	$500,338	$783,353	$12,836	$1,676,775	$(783,353)	$1,031,579	$1,925,001
i.Reflects average of one-time cash signing bonuses reported in the SCT for our NEOs for each fiscal year shown.
ii.Reflects average “all other compensation” reported in the SCT for each fiscal year shown.
iii.Represents the average grant date fair value of equity-based awards granted each year as determined in accordance with FASB ASC Topic 718.
iv.Reflects the value of equity awards calculated in accordance with the SEC methodology for determining average non-PEO NEO CAP (as set forth in Item 402(v) of Regulation S-K) for each fiscal year shown. The equity component of CAP for each covered fiscal year is further detailed in the supplemental tables immediately below, where column (a) represents the fair value of equity awards granted during the covered fiscal year that are outstanding and unvested as the end of the covered fiscal year, column (b) reflects the change in fair value of any outstanding and unvested equity awards granted in any prior fiscal year from the end of such prior fiscal year to the end of the covered fiscal year, and column (c) reflects the change in fair value of any equity awards granted in any prior fiscal year from the end of the prior fiscal year to the vesting date at the end of or during the covered fiscal year.
Average Non-PEO Equity Component of CAP

FY2025	Average Fair Value of Current Year Equity Awards at 3/29/2025	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/29/2025	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2025	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$923,370	$(149,727)	$28,507	$802,150
MSUs	$435,034	$(65,792)	$18,396	$387,638
PSUs	$246,237	$—	$—	$246,237
Options	$—	$(143,023)	$31,492	$(111,531)
Total	$1,604,641	$(358,542)	$78,395	$1,324,494

FY2024	Average Fair Value of Current Year Equity Awards at 3/30/2024	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/30/2024	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2024	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$372,346	$(92,575)	$(57,773)	$221,998
MSUs	$382,267	$(376,528)	$(236,875)	$(231,136)
Options	$354,058	$(168,946)	$(219,231)	$(34,119)
Total	$1,108,671	$(638,049)	$(513,879)	$(43,257)

FY2023	Average Fair Value of Current Year Equity Awards at 3/25/2023	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/25/2023	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2023	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$656,263	$51,670	$(106,862)	$601,071
MSUs	$459,696	$134,568	$(60,710)	$533,554
Options	$687,446	$60,702	$(106,681)	$641,467
Total	$1,803,405	$246,940	$(274,253)	$1,776,092

FY2022	Average Fair Value of Current Year Equity Awards at 3/26/2022	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/26/2022	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2022	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$199,319	$35,456	$(92,461)	$142,314
MSUs	$202,583	$(105,146)	$(148,911)	$(51,474)
Options	$195,545	$50,133	$(40,600)	$205,078
Total	$597,447	$(19,557)	$(281,972)	$295,918

FY2021	Average Fair Value of Current Year Equity Awards at 3/27/2021	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/27/2021	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2021	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$315,521	$257,430	$38,399	$611,350
MSUs	$231,896	$(327,246)	$(78,200)	$(173,550)
Options	$288,566	$249,545	$55,668	$593,779
Total	$835,983	$179,729	$15,867	$1,031,579

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
We consider the following, listed in no particular order, to be the most important financial performance measures we use to link compensation actually paid to our NEOs, for fiscal year 2025, to Company performance.

- Operating Profit Margin
- Revenue Growth
- Relative TSR
- Strategic Revenue

Total Shareholder Return Amount	$ 161	149	171	142	134
Peer Group Total Shareholder Return Amount	306	348	219	243	212
Net Income (Loss)	$ 331,507,000	$ 274,572,000	$ 176,703,000	$ 326,355,000	$ 217,344,000
Company Selected Measure Amount	0.265	0.250	0.249	0.265	0.224
PEO Name	John M. Forsyth	John M. Forsyth	John M. Forsyth	Jason P. Rhode
Additional 402(v) Disclosure	The Net Income of column (h) is GAAP net income as reported under the Company’s Consolidated Statements of Income on Form 10-K for the applicable fiscal year.
PEO Compensation Amount, Salary	$ 695,000	$ 675,619	$ 700,000	$ 613,077
PEO Compensation Amount, Bonus	0	0	0	0
PEO Compensation Amount, Non-Equity Incentive Plan Compensation	1,144,174	799,969	1,182,058	1,497,350
PEO Compensation Amount, Stock and Option Award Compensation	8,000,222	7,000,214	6,500,117	4,500,031
PEO Compensation Amount, Other Compensation	$ 12,991	10,867	11,650	14,010
Measure:: 1
Pay vs Performance Disclosure
Name	- Operating Profit Margin
Non-GAAP Measure Description	The Company Selected Measure of column (i) is our Operating Profit Margin, which corresponds to the metric defined in our 2007 Management and Key Individual Contributor Incentive Plan (“Incentive Plan”), which is used (along with revenue growth) in the calculation of cash bonuses. This Operating Profit Margin metric is discussed in the Compensation Discussion and Analysis subsection entitled “Incentive Plan Pay-Out Percentage” of the Company’s proxy statements for each applicable fiscal year. Effective fiscal year 2023, the definition of Operating Profit Margin was changed with the intention that Operating Profit Margin would be equivalent to our publicly-reported non-GAAP operating profit. The figures presented in column (i) for fiscal years 2022 and 2021 are calculated under this current definition of Operating Profit Margin, aligning with our non-GAAP operating profit figures for those fiscal years.
Measure:: 2
Pay vs Performance Disclosure
Name	- Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	- Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	- Strategic Revenue
Forsyth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,852,387	8,486,669	8,393,825	6,624,468	$ 3,835,080
PEO Actually Paid Compensation Amount	11,988,248	2,874,121	11,345,556	6,333,653	4,824,068
PEO Compensation Amount, Salary					443,077
PEO Compensation Amount, Bonus					0
PEO Compensation Amount, Non-Equity Incentive Plan Compensation					868,132
PEO Compensation Amount, Stock and Option Award Compensation					2,509,489
PEO Compensation Amount, Other Compensation					14,382
Rhode [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,158,910
PEO Actually Paid Compensation Amount					2,782,421
PEO Compensation Amount, Salary					692,308
PEO Compensation Amount, Bonus					0
PEO Compensation Amount, Non-Equity Incentive Plan Compensation					1,457,042
PEO Compensation Amount, Stock and Option Award Compensation					0
PEO Compensation Amount, Other Compensation					9,560
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,000,222)	(7,000,214)	(6,500,117)	(4,500,031)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,136,083	1,387,666	9,451,848	4,209,216
Adjustments To Compensation Amount, RSUs	3,061,205	1,668,010	2,956,304	1,539,144
Adjustments To Compensation Amount, MSUs	3,812,871	(813,199)	3,756,055	1,127,956
Adjustments To Compensation Amount, PSUs	2,541,585
Adjustments To Compensation Amount, Options	720,422	532,855	2,739,489	1,542,116
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,006,321	(3,621,773)	2,469,774	121,546
Adjustments To Compensation Amount, RSUs	321,034	(497,902)	523,074	163,758
Adjustments To Compensation Amount, MSUs	1,284,103	(2,249,914)	1,380,056	(146,903)
Adjustments To Compensation Amount, PSUs	0
Adjustments To Compensation Amount, Options	401,184	(873,957)	566,644	104,691
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,404,983	6,897,193	6,934,036	4,495,883
Adjustments To Compensation Amount, RSUs	2,541,585	2,316,407	2,234,918	1,494,764
Adjustments To Compensation Amount, MSUs	2,321,813	2,377,796	2,412,067	1,519,058
Adjustments To Compensation Amount, PSUs	2,541,585
Adjustments To Compensation Amount, Options	0	2,202,990	2,287,051	1,482,061
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	724,779	(1,887,754)	48,038	(408,213)
Adjustments To Compensation Amount, RSUs	198,586	(150,495)	198,312	(119,378)
Adjustments To Compensation Amount, MSUs	206,955	(941,081)	(36,068)	(244,199)
Adjustments To Compensation Amount, PSUs	0
Adjustments To Compensation Amount, Options	319,238	(796,178)	(114,206)	(44,636)
PEO | Forsyth [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,509,489)
PEO | Forsyth [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,498,477
Adjustments To Compensation Amount, RSUs					1,808,487
Adjustments To Compensation Amount, MSUs					397,979
Adjustments To Compensation Amount, Options					1,292,011
PEO | Forsyth [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					691,057
Adjustments To Compensation Amount, RSUs					742,157
Adjustments To Compensation Amount, MSUs					(344,986)
Adjustments To Compensation Amount, Options					293,886
PEO | Forsyth [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,692,125
Adjustments To Compensation Amount, RSUs					1,010,730
Adjustments To Compensation Amount, MSUs					742,965
Adjustments To Compensation Amount, Options					938,430
PEO | Forsyth [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					115,295
Adjustments To Compensation Amount, RSUs					55,600
Adjustments To Compensation Amount, MSUs					0
Adjustments To Compensation Amount, Options					59,695
PEO | Rhode [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Rhode [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					623,511
Adjustments To Compensation Amount, RSUs					1,064,803
Adjustments To Compensation Amount, MSUs					(1,728,782)
Adjustments To Compensation Amount, Options					1,287,490
PEO | Rhode [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					851,920
Adjustments To Compensation Amount, RSUs					891,053
Adjustments To Compensation Amount, MSUs					(1,103,182)
Adjustments To Compensation Amount, Options					1,064,049
PEO | Rhode [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Adjustments To Compensation Amount, RSUs					0
Adjustments To Compensation Amount, MSUs					0
Adjustments To Compensation Amount, Options					0
PEO | Rhode [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(228,409)
Adjustments To Compensation Amount, RSUs					173,750
Adjustments To Compensation Amount, MSUs					(625,600)
Adjustments To Compensation Amount, Options					223,441
Non-PEO NEO
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation, Salary	326,044	445,017	400,929	408,257	380,249
Non-PEO NEO Average Compensation, Bonus	33,782	0	42,000	0	0
Non-PEO NEO Average Compensation, Non-Equity Incentive Plan Compensation	305,850	325,674	422,520	712,785	500,338
Non-PEO NEO Average Compensation, Stock and Option Award Compensation	1,716,746	1,125,221	1,465,118	600,074	783,353
Non-PEO NEO Average Compensation, Other Compensation	9,801	20,300	62,902	16,155	12,836
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,716,746)	(1,125,221)	(1,465,118)	(600,074)	(783,353)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,324,494	(43,257)	1,776,092	295,918	1,031,579
Adjustments To Compensation Amount, RSUs	802,150	221,998	601,071	142,314	611,350
Adjustments To Compensation Amount, MSUs	387,638	(231,136)	533,554	(51,474)	(173,550)
Adjustments To Compensation Amount, PSUs	246,237
Adjustments To Compensation Amount, Options	(111,531)	(34,119)	641,467	205,078	593,779
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(358,542)	(638,049)	246,940	(19,557)	179,729
Adjustments To Compensation Amount, RSUs	(149,727)	(92,575)	51,670	35,456	257,430
Adjustments To Compensation Amount, MSUs	(65,792)	(376,528)	134,568	(105,146)	(327,246)
Adjustments To Compensation Amount, PSUs	0
Adjustments To Compensation Amount, Options	(143,023)	(168,946)	60,702	50,133	249,545
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,604,641	1,108,671	1,803,405	597,447	835,983
Adjustments To Compensation Amount, RSUs	923,370	372,346	656,263	199,319	315,521
Adjustments To Compensation Amount, MSUs	435,034	382,267	459,696	202,583	231,896
Adjustments To Compensation Amount, PSUs	246,237
Adjustments To Compensation Amount, Options	0	354,058	687,446	195,545	288,566
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,395	(513,879)	(274,253)	(281,972)	15,867
Adjustments To Compensation Amount, RSUs	28,507	(57,773)	(106,862)	(92,461)	38,399
Adjustments To Compensation Amount, MSUs	18,396	(236,875)	(60,710)	(148,911)	(78,200)
Adjustments To Compensation Amount, PSUs	0
Adjustments To Compensation Amount, Options	$ 31,492	$ (219,231)	$ (106,681)	$ (40,600)	$ 55,668